13. Income Taxes: Schedule of Effective Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Details
Income tax reconciliation - Loss before income taxes	$ (355,119)	$ (516,860)	$ (712,711)
Federal and provincial statutory tax rate	27.00%	27.00%	27.00%
Income tax reconciliation - Income tax recovery based on the above rates	$ (96,000)	$ (139,552)	$ (192,432)
Income tax reconciliation - Non-deductible expenses and other	13,000	44,440	164,973
Income tax reconciliation - Change in tax rates	123,706	0	(102,075)
Income tax reconciliation - Adjustment to prior years provision versus statutory tax returns	(50,000)	(93,327)	0
Income tax reconciliation - Losses and temporary differences for which no tax benefit has been recorded	9,294	188,439	129,534
Income tax reconciliation - Total income taxes	$ 0	$ 0	$ 0